UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  Jun 30, 2011
                                                -------------------

Check here if Amendment [ ]; Amendment Number:   1
                                                ---
This Amendment (Check only one.):
   [   ]  is a restatement.
   [   ]  adds new holdings entries.

Mitsubishi UFJ Securities Holdings Co., Ltd.(MUSHD) is the parent holding company of a number of operating subsidiaries, some of which are or may be institutional investment managers for the purposes of the reporting requirements under section 13(F) of the Securities Exchange Act of 1934(the Act) and the rules promulgated thereunder. MUSHD itself does not directly exercise investment discretion with respect to any section 13(F) securities positions except those included in the FORM 13F INFORMAITON TABLE below.
To the extent that MUSHD'S ownership interest in such operating subsidiaries is deemed the exercise of investment discretion regarding certain of such subsidiaries' managed accounts, the information required by FORM 13F with respect to such accounts is included in the report separatetly filed by each of the operating subsidiaries that are institutional investment managers subject to section 13(F) of the Act.

Institutional Investment Manager Filing this Report:

Name:      Mitsubishi UFJ Securities Holdings Co., Ltd.
          ------------------------------------------------
Address:   Mejirodai Bldg., 3-29-20, Mejirodai, Bunkyo-ku,
          ------------------------------------------------
           Tokyo, 112-8688, Japan
          ------------------------------------------------

Form 13F File Number: 28- 13570
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager

Name:     Shingo Sumimoto
         ---------------------------------------------
Title:    General Manager, Corporate Planning Division
         ---------------------------------------------
Phone:    81-3-6742-1100
         ---------------------------------------------

Signature, Place, and Date of Signing:



--------------------------------------------------------
  Shingo Sumimoto,   Tokyo, Japan   10 August 2011

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
 28- 13569                 Kokusai Asset Management Co., Ltd.
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                          FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:           1
                                         ---------
Form 13F Information Table Entry Total:     67
                                         ---------
Form 13F Information Table Value Total:    48,852
                                         ---------
                                         (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number      Name
 01    28- 13582                Mitsubishi UFJ Financial Group, Inc.
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

                          FORM 13F INFORMATION TABLE
---------------------------------------------------------------------------------------
     COLUM1    COLUM2  COLUM3 COLUM4     COLUM5        COLUM6  COLUM7      COLUM8
-------------- ------- ------ ------ ---------------  -------  ------- ----------------
 NAME OF        TITLE          VALUE   SHRS/  SH/ PUT/ INVSTMT OTHER   VOTING AUTHORITY
 ISSUER       OF CLASS CUSIP (x$1000) PRN AMT PRM CALL DSCRETN MANAGER SOLE SHARED NONE
---------------------------------------------------------------------------------------
AK STL HLDG CORP
                COM  001547108   788  50,000  SH       DEFINED       50,000   0     0
ALTRIA GROUP INC
                COM  02209S103    60   2,270  SH       DEFINED        2,270   0     0
AMAZON COM INC  COM  023135106   442   2,160  SH       DEFINED        2,160   0     0
APPLE INC       COM  037833100 4,641  13,825  SH       DEFINED       13,825   0     0
APPLIED MATLS
 INC            COM  038222105   195  15,020  SH       DEFINED       15,020   0     0
ARCHER DANIELS
 MIDLAND CO     COM  039483102   265   8,800  SH       DEFINED        8,800   0     0
ARMOUR RESIDENTIAL
 REIT INC       COM  042315101   478  65,077  SH       DEFINED       65,077   0     0
AT&T INC        COM  00206R102   267   8,510  SH       DEFINED        8,510   0     0
BAIDU INC       SPONSORED
                ADR  056752108 1,298   9,260  SH       DEFINED        9,260   0     0
BAKER HUGHES
 INC            COM  057224107   298   4,105  SH       DEFINED        4,105   0     0
BANK OF NEW YORK
 MELLON CORP    COM  064058100    15     570  SH       DEFINED          570   0     0
BOEING CO       COM  097023105     8     110  SH       DEFINED          110   0     0
BROADCOM CORP   CL A 111320107 2,126  63,200  SH       DEFINED       63,200   0     0
BUCYRUS INTERNATIONAL
 INC            COM  118759109 4,961  54,121  SH       DEFINED       54,121   0     0
CAPITAL ONE FINANCIAL
 CORP           COM  14040H105    28     540  SH       DEFINED          540   0     0
CATERPILLAR
 INC DEL        COM  149123101   310   2,910  SH       DEFINED        2,910   0     0
CHINA DIGITAL   SPONSORED
 TV HLDG CO LTD ADR  16938G107 3,947 772,320  SH       DEFINED      772,320   0     0
CISCO SYS INC   COM  17275R102   295  18,890  SH       DEFINED       18,890   0     0
COLGATE
PALMOLIVE CO    COM  194162103    25     290  SH       DEFINED          290   0     0
COMCAST CORP
 NEW            CL A 20030N101   138   5,430  SH       DEFINED        5,430   0     0
DOLLAR TREE INC COM  256746108   726  10,897  SH       DEFINED       10,897   0     0
EXCO RESOURCES
 INC            COM  269279402   441  25,000  SH       DEFINED       25,000   0     0
EXXON MOBIL
 CORP           COM  30231G102   249   3,060  SH       DEFINED        3,060   0     0
FAMILY DLR
 STORES INC     COM  307000109 2,365  45,000  SH       DEFINED       45,000   0     0
FIRST SOLAR INC COM  336433107 1,041   7,870  SH       DEFINED        7,870   0     0
FLEXTRONICS
 INTL LTD       ORD  Y2573F102   114  17,820  SH       DEFINED       17,820   0     0
FREEPORT MCMORAN
 COPPER & GO    COM  35671D857 1,661  31,390  SH       DEFINED       31,390   0     0
GAMESTOP CORP   CL A 36467W109   400  15,000  SH       DEFINED       15,000   0     0
GENERAL DYNAMICS
 CORP           COM  369550108     7     100  SH       DEFINED          100   0     0
GENERAL ELECTRIC
 CO             COM  369604103   105   5,590  SH       DEFINED        5,590   0     0
GOOGLE INC      CL A 38259P508   395     780  SH       DEFINED          780   0     0
HALLIBURTON CO  COM  406216101   309   6,063  SH       DEFINED        6,063   0     0
HARLEY DAVIDSON
 INC            COM  412822108   205   5,000  SH       DEFINED        5,000   0     0
HYPERCOM CORP   COM  44913M105   240  24,400  SH       DEFINED       24,400   0     0
INFOSYS         SPONS
 TECHNOLOGIES   ADR  456788108   120   1,840  SH       DEFINED        1,840   0     0
INTEL CORP      COM  458140100    47   2,120  SH       DEFINED        2,120   0     0
ISHARES TR      FTSE XNHUA
                IDX  464287184   482  11,220  SH       DEFINED       11,200   0     0
JPMORGAN CHASE
 & CO           COM  46625H100   224   5,470  SH       DEFINED        5,470   0     0
JUNIPER NETWORKS
 INC            COM  48203R104 1,521  48,300  SH       DEFINED       48,300   0     0
LEAP WIRELESS   COM
 INTL INC       NEW  521863308   406  25,000  SH       DEFINED       25,000   0     0
MERCK & CO INC NEW
                COM  58933Y105    96   2,720  SH       DEFINED        2,720   0     0
METLIFE INC     COM  59156R108    17     379  SH       DEFINED          379   0     0
MICRON TECHNOLOGY
 INC            COM  595112103   138  18,440  SH       DEFINED       18,440   0     0
MICROSOFT CORP  COM  594918104   650  24,990  SH       DEFINED       24,990   0     0
MOLYCORP INC
 DEL            COM  608753109 3,480  57,000  SH       DEFINED       57,000   0     0
MONSANT CO NEW  COM  61166W101   490   6,750  SH       DEFINED        6,750   0     0
NEOPHOTONICS
  CORP          COM  64051T100 1,192 172,276  SH       DEFINED      172,276   0     0
NIPPON TELEG &  SPONSORED
 TEL CORP       ADR  654624105 1,930  79,800  SH       DEFINED       79,800   0     0
NOKIA CORP      SPONSORED
                ADR  654902204   180  28,000  SH       DEFINED       28,000   0     0
NOMURA HLDGS    SPONSORED
 INC            ADR  65535H208 1,479 300,000  SH       DEFINED      300,000   0     0
NORFOLK SOUTHERN
 CORP           COM  655844108    46     610  SH       DEFINED          610   0     0
ORACLE CORP     COM  68389X105   507  15,400  SH       DEFINED       15,400   0     0
PITNEY BOWES
 INC            COM  724479100    12     510  SH       DEFINED          510   0     0
POTASH CORP
 SASK INK       COM  73755L107   471   8,260  SH       DEFINED        8,260   0     0
POWERSHARES QQQ UNIT SER
 TRUST          1    73935A104   482   8,448  SH       DEFINED        8,448   0     0
PROGRESS ENERGY
 INC            COM  743263105 1,862  38,784  SH       DEFINED       38,784   0     0
QUALCOMM INC    COM  747525103   419   7,380  SH       DEFINED        7,380   0     0
QUICKSILVER
 RESOURCES INC  COM  74837R104   590  40,000  SH       DEFINED       40,000   0     0
SCHLUMBERGER
 LTD            COM  806857108   265   3,064  SH       DEFINED        3,064   0     0
SELECT SECTOR   SBI INT-ENERGY
 SPDR TR             81369Y506   561   7,443  SH       DEFINED        7,443   0     0
SUMITOMO MITSUI SPONSORED
 FINL GROUP     ADR  86562M209 1,230 200,000  SH       DEFINED      200,000   0     0
TELLABS INC     COM  879664100   107  23,200  SH       DEFINED       23,200   0     0
UNION PAC CORP  COM  907818108    52     500  SH       DEFINED          500   0     0
VISA INC        COM
                CL A 92826C839   439   5,206  SH       DEFINED        5,206   0     0
WEATHERFORD INTERNATIONAL
 LT             REG  H27013103   250  13,327  SH       DEFINED       13,327   0     0
XILINX INC      COM  983919101    20     550  SH       DEFINED          550   0     0
YAHOO INC       COM  984332106   247  16,400  SH       DEFINED       16,400   0     0